UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4964

         Credit Suisse New York Municipal Fund
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse New York Municipal Fund
Schedule of Investments
July 31, 2005 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

MUNICIPAL BONDS (98.6%)
New York (95.9%)
$1,000	Brookhaven NY, General Obligation Unlimited
	(MBIA Insured) (Non-Callable)	(AAA , Aaa)	08/15/14	5.000	$1,098,330
200	Metropolitan Transportation Authority,
	Commuter Facilities Revenue Bonds,
	Series E (AMBAC Insured)
	(Callable 07/01/07 @ $101.00)	(AAA , Aaa)	07/01/11	5.000	210,620
600	Metropolitan Transportation Authority, NY,
	Dedicated Tax Fund, Series A (FGIC Insured)	(AAA , Aaa)	04/01/13	5.600	663,510
350	Metropolitan Transportation Authority, NY,
	Transportation Facilities Revenue Bonds,
	Service Contract, Series R (Non-Callable)	(AAA , Aaa)	07/01/07	5.500	367,524
695	Metropolitan Transportation Authority, Transport
	Facilities Revenue Bonds, Prerefunded, Series C
	(FSA Insured) (Callable 07/01/12 @ $100.00)	(AAA , Aaa)	07/01/14	5.125	766,349
1,000	Municipal Assistance Corp., New York City,
	Revenue Bonds, Series H	(AAA , Aaa)	07/01/07	6.250	1,063,810
1,000	Municipal Assistance Corp., New York City,
	Revenue Bonds, Series M	(AAA , Aaa)	07/01/08	5.500	1,071,010
1,500	Municipal Assistance Corp., New York City,
	Revenue Bonds, Series P	(AAA , Aaa)	07/01/08	5.000	1,585,665
1,110	Nassau County New York Interim Finance
	Authority Revenue Bonds, Refunding Sales
	Tax Secured, Series B (AMBAC Insured)
	(Non-Callable)	(AAA , Aaa)	11/15/12	5.000	1,211,310
1,000	Nassau County New York Interim Finance
	Authority Revenue Bonds, Sales Tax Secured,
	Series A (AMBAC Insured) (Non-Callable)	(AAA , Aaa)	11/15/11	5.000	1,087,860
400	New York City, Educational Construction Fund,
	Revenue Bonds, Series A (MBIA Insured)
	(Non-Callable)	(AAA , Aaa)	04/01/12	5.000	433,180
700	New York City, General Obligation Unlimited,
	Adjusted Subseries E5 #	(AA+ , Aa2)	08/01/16	2.250	700,000
660	New York City, General Obligation Unlimited,
	Prerefunded, Series J
	(Callable 08/01/07 @ $101.00)	(A+ , A1)	08/01/11	6.125	708,457
1,050	New York City, General Obligation Unlimited,
	Series D	(A+ , A1)	08/01/07	5.750	1,105,314
1,000	New York City, General Obligation Unlimited,
	Series F	(A+ , A1)	08/01/09	5.000	1,061,290
1,000	New York City, General Obligation Unlimited,
	Series H (Callable 03/15/11 @ $101.00)	(A+ , A1)	03/15/13	5.750	1,107,670
1,000	New York City, General Obligation Unlimited,
	Series I (Non-Callable)	(A+ , A1)	08/01/11	5.000	1,073,330
340	New York City, General Obligation Unlimited,
	Unrefunded Balance, Series J
	(Callable 08/01/07 @ $101.00)	(A+ , A1)	08/01/11	6.125	362,277
1,000	New York City, Industrial Development Agency,
	YMCA Greater NY Project	(NR , Baa1)	08/01/06	6.000	1,029,680
1,000	New York City, Municipal Water Finance Authority
	Revenue Bonds, Series D	(AA+ , Aa2)	06/15/15	5.250	1,095,550
100	New York City, Transitional Finance Authority
	Revenue Bonds, Recovery, Series 3,
	Subseries 3B #	(AAA , Aa2)	11/01/22	2.400	100,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

MUNICIPAL BONDS
New York
$110	New York City, Transitional Finance Authority,
	Prerefunded Future Tax 2004,
	Series C (Non-Callable)	(AAA , Aa1)	02/01/08	5.500	$116,914
465	New York City, Transitional Finance Authority,
	Prerefunded Future Tax, Series B	(AAA , Aa1)	02/01/08	5.500	494,225
205	New York City, Transitional Finance Authority,
	Prerefunded Future Tax, Series C	(AAA , Aa1)	02/01/08	5.500	217,884
1,000	New York City, Transitional Finance Authority,
	Refunding Future Tax Secured, Series B
	(Callable 02/01/11 @ $100.00)#	(AAA , Aa1)	02/01/29	5.250	1,079,600
785	New York City, Transitional Finance Authority,
	Unrefunded Balance, Future Tax 2004,
	Series C (Non-Callable)	(AAA , Aa1)	02/01/08	5.500	831,990
650	New York City, Transitional Finance Authority,
	Unrefunded Future Tax, Series B	(AAA , Aa1)	02/01/08	5.500	688,909
1,000	New York State Dormitory Authority, Lenox Hill
	Hospital Obligation Group, Revenue Bonds	(NR , Baa2)	07/01/09	5.250	1,047,890
1,200	New York State Dormitory Authority, New York
	University, Revenue Bonds, Series A
	(FGIC Insured)	(AAA , Aaa)	07/01/15	5.000	1,308,540
2,000	New York State Dormitory Authority, State
	University Dormitory Facilities, Revenue Bonds,
	Series A (MBIA Insured)	(AAA , Aaa)	07/01/15	5.000	2,197,660
1,000	New York State Dormitory Authority, State
	University Educational Facilities Revenue Bonds,
	Series B (Callable 05/15/08 @ $101.00)	(AA- , A2)	05/15/09	5.250	1,071,570
500	New York State Dormitory Authority, Yeshiva
	University, Revenue Bonds (AMBAC Insured)
	(Non-Callable)	(AAA , Aaa)	07/01/14	5.250	558,220
520	New York State Environmental Facilities Corp.,
	Clean Water & Drinking Revenue Bonds
	Revolving Funds, Series A (Non-Callable)	(AAA , Aaa)	04/15/10	4.250	542,942
1,125	New York State Local Government Assistance
	Corp., Revenue Bonds, Series A	(AAA , Aaa)	04/01/06	6.000	1,149,705
505	New York State Thruway Authority, General
	Revenue Bonds, Refunding, Series E
	(MBIA Insured) (Callable 01/01/08 @ $101.00)	(AAA , Aaa)	01/01/25	5.000	527,674
325	New York State Thruway Authority, General
	Revenue Bonds, Series F (AMBAC Insured)
	(Callable 01/01/15 @ $100.00)	(AAA , Aaa)	01/01/18	5.000	352,021
800	New York State Urban Development Corp.,
	Correctional & Youth Facilities Revenue Bonds,
	Series A	(AA- , A2)	01/01/17	5.000	851,256
1,000	New York State Urban Development Corp.,
	Correctional Facilities Service Contract Revenue
	Bonds, Series C (Callable 01/01/09 @ $101.00)	(AAA , Aaa)	01/01/13	6.000	1,105,370
1,000	New York State Urban Development Corp., State
	Facilities Revenue Bonds	(AA- , A2)	04/01/11	5.750	1,110,450
1,000	Rockland County New York General Obligation
	Bonds (Callable 10/15/09 @ $101.00)	(AA- , A1)	10/15/14	5.500	1,092,230
1,420	Triborough Bridge & Tunnel Authority, Revenue
	Bonds, Series A (Callable 01/01/09 @ $101.00)	(AAA , Aa2)	01/01/18	5.125	1,531,399
1,000	Triborough Bridge & Tunnel Authority, Revenue
	Bonds, Series B	(AAA , Aa2)	01/01/09	5.500	1,079,110

TOTAL NEW YORK (Cost $35,950,232)					36,858,295

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

MUNICIPAL BONDS
Puerto Rico (2.7%)
$1,000	Puerto Rico Commonwealth Aqueduct & Sewer
	Authority, Revenue Bonds (MBIA Insured)	(AAA , Aaa)	07/01/07	6.000	$1,060,080

TOTAL PUERTO RICO (Cost $1,019,873)					1,060,080

TOTAL MUNICIPAL BONDS (Cost $36,970,105)					37,918,375

Number of
Shares

SHORT-TERM INVESTMENT (0.3%)
96,006	Blackrock Provident New York Money Fund
	(Cost $96,006)				96,006

TOTAL INVESTMENTS AT VALUE (98.9%) (Cost $37,066,111)					38,014,381
OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)					428,715

NET ASSETS (100.0%)					$38,443,096

INVESTMENT ABBREVIATIONS
AMBAC = American Municipal Bond Assurance Corporation
FGIC = Financial Guaranty Insurance Company
FSA = Financial Security Assurance, Inc.
MBIA = Municipal Bond Investors Assurance Company
NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service,
Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations – The interest rate shown is the rate as of July 31, 2005.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board Trustees.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $37,066,111, $1,029,006, $(80,736) and $948,270, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse New York Municipal Fund

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005